Investment Portfolio	as of June 30, 2021 (Unaudited)
DWS Short Duration Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 47.8%
Communication Services 3.8%
Altice Financing SA, 144A, 7.5%, 5/15/2026	2,250,000	2,342,925
Arches Buyer, Inc., 144A, 4.25%, 6/1/2028	350,000	346,062
AT&T, Inc., 0.9%, 3/25/2024	6,000,000	6,013,080
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	4,531,644
CommScope, Inc., 144A, 5.5%, 3/1/2024	2,500,000	2,571,875
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	1,500,000	1,575,075
Expedia Group, Inc., 3.8%, 2/15/2028	800,000	870,073
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	450,377
Meituan, 144A, 2.125%, 10/28/2025	720,000	714,175
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	380,000	382,375
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	1,680,000	1,787,100
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	38,750	38,964
Tencent Holdings Ltd.:
144A, 3-month USD-LIBOR + 0.605%, 0.795% (a), 1/19/2023	1,180,000	1,179,233
144A, 1.81%, 1/26/2026	3,000,000	3,046,410
144A, 3.28%, 4/11/2024	8,000,000	8,520,000
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	990,050
T-Mobile U.S.A., Inc.:
2.625%, 4/15/2026	1,350,000	1,380,375
3.5%, 4/15/2025	4,325,000	4,687,630
TripAdvisor, Inc., 144A, 7.0%, 7/15/2025	205,000	220,580
Verizon Communications, Inc., 0.75%, 3/22/2024	2,920,000	2,932,549
Virgin Media Secured Finance PLC, 144A, 5.5%, 8/15/2026	2,000,000	2,062,500
		46,643,052
Consumer Discretionary 5.8%
1011778 BC Unlimited Liability Co., 144A, 3.875%, 1/15/2028	2,500,000	2,531,250
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,929,211
Clarios Global LP, 144A, 6.25%, 5/15/2026	1,409,000	1,501,022
Daimler Finance North America LLC, 144A, 3.4%, 2/22/2022	3,000,000	3,060,032
Empire Communities Corp., 144A, 7.0%, 12/15/2025	830,000	871,500
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	1,360,000	1,410,252
4.14%, 2/15/2023	6,000,000	6,217,500
General Motors Financial Co., Inc.:
3-month USD-LIBOR + 0.99%, 1.184% (a), 1/5/2023	4,000,000	4,036,584
2.9%, 2/26/2025	4,000,000	4,234,153
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	4,500,000	4,594,497
Hasbro, Inc., 3.0%, 11/19/2024	5,383,000	5,727,639
Hyundai Capital America:
144A, 3-month USD-LIBOR + 0.94%, 1.137% (a), 7/8/2021	5,000,000	5,000,595
144A, 1.25%, 9/18/2023	4,685,000	4,727,772
144A, 2.375%, 2/10/2023	2,089,000	2,144,254
Kia Corp.:
144A, 1.0%, 4/16/2024 (b)	1,130,000	1,135,730
144A, 3.0%, 4/25/2023	2,500,000	2,602,179
Kronos Acquisition Holdings, Inc., 144A, 5.0%, 12/31/2026	340,000	345,100

Macy's, Inc., 144A, 8.375%, 6/15/2025	70,000	77,084
Marriott International, Inc., 5.75%, 5/1/2025	1,385,000	1,598,705
Mattel, Inc., 144A, 3.375%, 4/1/2026	495,000	513,563
Meritor, Inc., 144A, 6.25%, 6/1/2025	310,000	330,203
Nissan Motor Acceptance Corp.:
144A, 2.6%, 9/28/2022	4,000,000	4,082,448
144A, 3.65%, 9/21/2021	2,612,000	2,629,331
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	653,000	690,384
Ralph Lauren Corp., 1.7%, 6/15/2022	2,375,000	2,406,037
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	490,000	496,850
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029	380,000	394,136
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	1,220,000	1,305,864
Volkswagen Group of America Finance LLC:
144A, 2.7%, 9/26/2022	3,230,000	3,319,543
144A, 2.9%, 5/13/2022	2,320,000	2,369,248
		72,282,666
Energy 4.6%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,235,220
Antero Resources Corp., 144A, 7.625%, 2/1/2029	625,000	693,750
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	2,920,000	3,040,472
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	735,000	796,505
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	558,876
Canadian Natural Resources Ltd., 2.05%, 7/15/2025	1,500,000	1,541,152
CNOOC Curtis Funding No. 1 Pty Ltd., 144A, 4.5%, 10/3/2023	1,000,000	1,074,764
Ecopetrol SA, 5.875%, 9/18/2023	2,000,000	2,159,900
Energy Transfer LP:
3.6%, 2/1/2023	2,000,000	2,075,305
4.05%, 3/15/2025	750,000	813,208
4.25%, 3/15/2023	880,000	923,279
5.0%, 10/1/2022	2,826,000	2,945,983
Halliburton Co., 3.25%, 11/15/2021	4,450,000	4,465,357
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	923,100
Indian Oil Corp. Ltd., REG S, 5.75%, 8/1/2023	2,000,000	2,175,573
Marathon Oil Corp., 3.85%, 6/1/2025	2,039,000	2,220,634
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,747,889
MPLX LP:
3-month USD-LIBOR + 1.1%, 1.223% (a), 9/9/2022	1,708,000	1,709,090
3.5%, 12/1/2022	3,330,000	3,458,738
ONEOK Partners LP, 5.0%, 9/15/2023	2,118,000	2,286,432
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	1,000,000	1,042,873
Pertamina Persero PT:
144A, 4.3%, 5/20/2023	1,500,000	1,593,801
144A, 4.875%, 5/3/2022	1,000,000	1,035,000
Petroleos Mexicanos, 3.5%, 1/30/2023 (b)	1,000,000	1,020,990
Petronas Capital Ltd., 144A, 7.875%, 5/22/2022	1,000,000	1,057,390
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,218,438
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	888,000	896,951
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,559,995
Tengizchevroil Finance Co. International Ltd., 144A, 2.625%, 8/15/2025	1,500,000	1,538,718
Valero Energy Corp., 2.7%, 4/15/2023	2,740,000	2,840,661
Western Midstream Operating LP, 3-month USD-LIBOR + 2.1%, 2.288% (a), 1/13/2023	2,000,000	1,990,018
Williams Companies, Inc., 4.55%, 6/24/2024	1,300,000	1,432,224
		57,072,286

Financials 19.8%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	7,000,000	6,917,852
4.875%, 1/16/2024	1,410,000	1,534,982
Air Lease Corp., 3.75%, 6/1/2026	5,000,000	5,471,250
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	5,024,716
4.4%, 9/25/2023	2,534,000	2,712,603
Ares Capital Corp., 3.625%, 1/19/2022 (b)	8,000,000	8,112,956
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,983,436
144A, 4.25%, 4/15/2026	1,230,000	1,332,922
144A, 5.125%, 10/1/2023	670,000	724,340
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023	1,000,000	1,047,510
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	2,087,820
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 144A, 5.375%, 4/17/2025	1,350,000	1,531,764
Banco Santander SA:
3.125%, 2/23/2023	3,200,000	3,333,382
3.5%, 4/11/2022	750,000	768,204
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	1,049,500
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	3,187,808
Bank of America Corp.:
4.0%, 1/22/2025	750,000	823,097
4.2%, 8/26/2024	3,000,000	3,288,705
Barclays PLC:
1.007%, 12/10/2024	5,000,000	5,017,833
4.61%, 2/15/2023	5,000,000	5,128,012
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,163,278
Blackstone Secured Lending Fund, 144A, 3.625%, 1/15/2026	5,385,000	5,710,116
BNP Paribas SA, 144A, 6.75%, Perpetual (c)	250,000	258,502
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,579,194
BPCE SA:
144A, 3.0%, 5/22/2022	1,500,000	1,536,139
144A, 4.875%, 4/1/2026	500,000	566,868
144A, 5.7%, 10/22/2023	2,000,000	2,214,132
Canadian Imperial Bank of Commerce:
SOFR + 0.34%, 0.389% (a), 6/22/2023	3,900,000	3,903,666
0.95%, 6/23/2023	4,800,000	4,842,684
Capital One Financial Corp., 3.9%, 1/29/2024	10,000,000	10,792,200
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	2,000,000	2,155,080
Citigroup, Inc., 5.5%, 9/13/2025	750,000	873,592
Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022	5,095,000	5,297,166
Country Garden Holdings Co., Ltd., REG S, 4.75%, 7/25/2022	1,000,000	1,013,400
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	1,014,720
Credit Agricole SA, 144A, 3.375%, 1/10/2022	8,000,000	8,128,345
Credit Suisse Group AG:
144A, 3-month USD-LIBOR + 1.24%, 1.359% (a), 6/12/2024	2,675,000	2,716,308
144A, 2.593%, 9/11/2025	1,180,000	1,227,642
Danske Bank AS, 144A, 3.001%, 9/20/2022	2,692,000	2,705,171
Discover Bank:
3.35%, 2/6/2023	2,190,000	2,281,445
4.682%, 8/9/2028	2,500,000	2,655,375
Discover Financial Services, 3.95%, 11/6/2024	1,100,000	1,198,850
Equitable Holdings, Inc., 3.9%, 4/20/2023	3,904,000	4,127,354
Fifth Third BanCorp., 1.625%, 5/5/2023	2,320,000	2,366,220
Global Bank Corp., 144A, 4.5%, 10/20/2021	2,875,000	2,896,380

HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	2,047,083
4.7%, Perpetual (c)	3,000,000	3,112,500
6.0%, Perpetual (c)	500,000	555,000
ING Groep NV, 3.15%, 3/29/2022	1,580,000	1,613,941
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	3,031,780
Jefferies Financial Group, Inc., 5.5%, 10/18/2023	4,000,000	4,302,350
JPMorgan Chase & Co., SOFR + 0.58%, 0.63% (a), 6/23/2025	6,000,000	6,003,180
Kookmin Bank, 144A, 1.75%, 5/4/2025	800,000	813,594
LD Holdings Group LLC, 144A, 6.5%, 11/1/2025	766,000	786,529
Lloyds Banking Group PLC:
1.326%, 6/15/2023	3,500,000	3,528,092
2.438%, 2/5/2026	2,880,000	3,003,335
Macquarie Group Ltd., 144A, SOFR + 0.92%, 0.97% (a), 9/23/2027	6,000,000	6,010,500
Metropolitan Life Global Funding I, 144A, 1.95%, 1/13/2023	5,000,000	5,119,884
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,410,960
Morgan Stanley:
SOFR + 0.7%, 0.725% (a), 1/20/2023	4,000,000	4,011,360
0.731%, 4/5/2024	5,000,000	5,010,475
Nationwide Building Society, 144A, 3.622%, 4/26/2023	1,540,000	1,579,164
Natwest Group PLC, 3.498%, 5/15/2023	750,000	769,530
NatWest Markets PLC, 144A, SOFR + 1.66%, 1.712% (a), 9/29/2022	5,000,000	5,091,376
Nomura Holdings, Inc., 2.648%, 1/16/2025	2,495,000	2,621,160
OneMain Finance Corp., 8.875%, 6/1/2025	690,000	764,996
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	1,750,000	1,839,560
144A, 5.25%, 8/15/2022	450,000	470,886
REC Ltd., 144A, 4.75%, 5/19/2023 (b)	1,423,000	1,499,277
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,402,958
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,865,115
144A, 4.25%, 9/14/2023	2,980,000	3,202,541
Standard Chartered PLC:
144A, 1.214%, 3/23/2025	1,180,000	1,184,211
144A, 1.319%, 10/14/2023	2,500,000	2,521,525
144A, 2.744%, 9/10/2022	2,800,000	2,811,639
144A, 4.247%, 1/20/2023	4,660,000	4,754,994
144A, 4.75%, Perpetual (c)	635,000	653,396
Synchrony Bank, 3.0%, 6/15/2022	5,300,000	5,419,467
Synchrony Financial, 4.375%, 3/19/2024	180,000	195,913
The Goldman Sachs Group, Inc., 2.905%, 7/24/2023	750,000	768,819
Turkiye Vakiflar Bankasi TAO, REG S, 5.625%, 5/30/2022	1,000,000	1,021,500
UBS AG, 144A, SOFR + 0.32%, 0.361% (a), 6/1/2023	7,000,000	7,017,710
		245,118,819
Health Care 0.7%
AbbVie, Inc., 2.3%, 11/21/2022	3,080,000	3,161,385
Anthem, Inc., 2.375%, 1/15/2025	1,400,000	1,466,108
Bausch Health Companies, Inc., 144A, 4.875%, 6/1/2028	1,330,000	1,361,255
CVS Pass-Through Trust, 6.036%, 12/10/2028	980,210	1,147,887
HCA, Inc., 5.25%, 6/15/2026	1,000,000	1,157,560
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	560,625
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	380,000	411,380
		9,266,200
Industrials 3.2%
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028	1,525,000	1,527,834

Boeing Co.:
4.875%, 5/1/2025	4,365,000	4,890,844
5.04%, 5/1/2027	5,000,000	5,769,140
Bombardier, Inc., 144A, 7.125%, 6/15/2026	2,000,000	2,094,000
Cemex SAB de CV, 144A, 7.375%, 6/5/2027	500,000	564,400
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,185,000	2,205,431
DAE Funding LLC, 144A, 5.25%, 11/15/2021	2,000,000	2,012,880
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	3,052,249
144A, 4.5%, 10/20/2025	520,000	558,803
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	325,000	348,923
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,202,208
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,870,000	2,176,643
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	255,000	265,838
Nielsen Finance LLC:
144A, 4.5%, 7/15/2029	730,000	732,044
144A, 5.625%, 10/1/2028	1,235,000	1,304,271
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,540,000	1,650,156
Ryder System, Inc., 2.875%, 6/1/2022	1,350,000	1,378,589
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,699,730
Southwest Airlines Co., 4.75%, 5/4/2023	2,300,000	2,467,296
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	135,000	152,685
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,500,000	2,546,730
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	405,262
		40,005,956
Information Technology 2.5%
Broadcom, Inc., 4.11%, 9/15/2028	2,261,000	2,543,484
CDW LLC, 4.125%, 5/1/2025	560,000	585,200
Clarivate Science Holdings Corp., 144A, 3.875%, 6/30/2028	1,580,000	1,594,394
Dell International LLC, 5.45%, 6/15/2023	7,200,000	7,811,017
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,348,931
Microchip Technology, Inc.:
144A, 0.983%, 9/1/2024	1,570,000	1,562,388
2.67%, 9/1/2023	1,250,000	1,301,899
4.25%, 9/1/2025	170,000	178,477
NXP BV:
144A, 2.7%, 5/1/2025	190,000	200,378
144A, 4.625%, 6/1/2023	4,000,000	4,298,969
Oracle Corp., 2.5%, 4/1/2025	2,040,000	2,142,893
Seagate HDD Cayman, 4.875%, 3/1/2024	1,800,000	1,939,428
Square, Inc., 144A, 2.75%, 6/1/2026	420,000	427,350
Xerox Holdings Corp., 144A, 5.0%, 8/15/2025	1,990,000	2,100,684
		31,035,492
Materials 2.1%
Berry Global, Inc., 144A, 1.65%, 1/15/2027	3,400,000	3,370,556
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	2,000,000	2,090,368
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	720,000	769,305
First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	486,000	495,419
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,730,000	1,749,669
144A, 1.625%, 4/27/2026	1,480,000	1,485,027
144A, 4.125%, 3/12/2024	3,480,000	3,751,605
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026	370,000	371,387
Indonesia Asahan Aluminium Persero PT, 144A, 4.75%, 5/15/2025	1,500,000	1,653,645
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025	705,000	719,100
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,711,941

NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,329,300
Nucor Corp., 2.0%, 6/1/2025	630,000	651,907
The Mosaic Co., 3.25%, 11/15/2022	2,515,000	2,603,476
Tronox, Inc.:
144A, 4.625%, 3/15/2029	1,230,000	1,242,275
144A, 6.5%, 5/1/2025	1,500,000	1,587,435
		26,582,415
Real Estate 1.5%
Equinix, Inc., (REIT), 1.25%, 7/15/2025	517,000	518,240
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	450,000	462,937
(REIT), 4.75%, 10/1/2024	890,000	936,725
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.625%, 6/15/2025	462,000	493,587
Office Properties Income Trust:
(REIT), 2.65%, 6/15/2026	1,330,000	1,349,439
(REIT), 4.15%, 2/1/2022	5,000,000	5,077,475
Realogy Group LLC, 144A, 7.625%, 6/15/2025	800,000	867,760
RLJ Lodging Trust LP, 144A, 3.75%, 7/1/2026	230,000	232,300
Shimao Group Holdings Ltd., REG S, (REIT), 4.75%, 7/3/2022	2,580,000	2,607,091
Starwood Property Trust, Inc., 144A, 3.625%, 7/15/2026 (d)	1,000,000	1,007,500
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,100,000	2,247,301
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025	2,140,000	2,182,243
		17,982,598
Utilities 3.8%
American Electric Power Co., Inc., 0.75%, 11/1/2023	2,250,000	2,251,171
Calpine Corp., 144A, 5.25%, 6/1/2026	1,341,000	1,379,554
CenterPoint Energy, Inc., SOFR + 0.65%, 0.684% (a), 5/13/2024	3,260,000	3,273,594
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,232,499
DTE Energy Co., 2.6%, 6/15/2022	2,330,000	2,380,328
Duke Energy Corp., SOFR + 0.25%, 0.297% (a), 6/10/2023 (b)	4,710,000	4,713,674
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,903,882
Korea East-West Power Co., Ltd.:
144A, 1.75%, 5/6/2025	940,000	959,496
144A, 2.625%, 6/19/2022 (b)	2,665,000	2,718,193
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	855,000	902,025
NRG Energy, Inc., 144A, 3.75%, 6/15/2024	5,141,000	5,476,322
Pacific Gas and Electric Co., 1.75%, 6/16/2022	9,000,000	8,995,036
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 5.5%, 11/22/2021	1,023,000	1,039,061
Southern California Edison Co.:
SOFR + 0.35%, 0.398% (a), 6/13/2022	6,210,000	6,212,981
Series E, 3.7%, 8/1/2025	800,000	871,359
State Grid Overseas Investment, Ltd., 144A, 2.75%, 5/4/2022	1,500,000	1,522,860
		46,832,035
Total Corporate Bonds (Cost $574,938,454)		592,821,519

Mortgage-Backed Securities Pass-Throughs 0.0%
Federal National Mortgage Association:
12-month USD-LIBOR + 1.77%, 2.395% (a), 9/1/2038	7,858	8,092
3.0%, with various maturities from 5/1/2027 until 6/1/2027	169,434	178,521
4.5%, 4/1/2023	4,822	4,958
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 1/15/2039	80,258	87,019
7.0%, 6/20/2038	2,800	3,377
Total Mortgage-Backed Securities Pass-Throughs (Cost $283,583)		281,967

Asset-Backed 17.1%
Automobile Receivables 5.5%
AmeriCredit Automobile Receivables Trust:
“C”, Series 2020-2, 1.48%, 2/18/2026	1,110,000	1,125,744
“D”, Series 2017-1, 3.13%, 1/18/2023	3,420,000	3,446,287
Avis Budget Rental Car Funding AESOP LLC, “B”, Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	1,058,776
Canadian Pacer Auto Receivables Trust:
“C”, Series 2020-1A, 144A, 2.49%, 5/19/2026	1,125,000	1,154,009
“B”, Series 2018-2A, 144A, 3.63%, 1/19/2024	1,000,000	1,022,892
CarMax Auto Owner Trust, “C”, Series 2020-3, 1.69%, 4/15/2026	750,000	765,048
Chase Auto Credit Linked Notes:
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	1,250,000	1,250,267
“D”, Series 2021-1, 144A, 1.174%, 9/25/2028	600,000	600,133
“D”, Series 2020-2, 144A, 1.487%, 2/25/2028	639,497	642,365
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	662,000	662,143
“E”, Series 2020-2, 144A, 3.072%, 2/25/2028	1,054,394	1,060,783
“E”, Series 2020-1, 144A, 3.715%, 1/25/2028	2,170,219	2,200,766
CPS Auto Receivables Trust:
“B”, Series 2020-B, 144A, 2.11%, 4/15/2026	2,341,000	2,356,448
“B”, Series 2019-C, 144A, 2.63%, 8/15/2023	227,395	227,756
“D”, Series 2017-D, 144A, 3.73%, 9/15/2023	1,540,923	1,556,629
“C”, Series 2018-D, 144A, 3.83%, 9/15/2023	1,294,630	1,301,663
“E”, Series 2018-D, 144A, 5.82%, 6/16/2025	2,500,000	2,650,693
CPS Auto Trust, “D”, Series 2016-D, 144A, 4.53%, 1/17/2023	68,816	69,014
Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	694,591
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	766,694
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,189,618
“C”, Series 2020-1, 144A, 2.24%, 1/15/2026	2,235,000	2,296,687
“B”, Series 2020-2, 144A, 2.61%, 4/15/2026	2,500,000	2,557,200
“C”, Series 2019-4, 144A, 2.77%, 12/15/2025	3,670,000	3,798,397
“C”, Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	524,786
“D”, Series 2016-4, 144A, 3.89%, 11/15/2022	710,895	715,328
Ford Credit Floorplan Master Owner Trust:
“A”, Series 2019-1, 2.84%, 3/15/2024	2,051,000	2,088,670
“A1”, Series 2018-3, 3.52%, 10/15/2023	520,000	525,051
Foursight Capital Automobile Receivables Trust:
“B”, Series 2020-1, 144A, 2.27%, 2/18/2025	1,250,000	1,274,022
“C”, Series 2020-1, 144A, 2.41%, 8/15/2025	2,500,000	2,554,905
“A3”, Series 2019-1, 144A, 2.67%, 3/15/2024	1,728,500	1,739,380
“B”, Series 2018-2, 144A, 3.8%, 11/15/2023	922,204	928,450
GMF Floorplan Owner Revolving Trust:
“C”, Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	705,459
“C”, Series 2019-1, 144A, 3.06%, 4/15/2024	460,000	469,174
“A1”, Series 2018-4, 144A, 3.5%, 9/15/2023	319,000	321,167
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	1,000,000	999,528
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	1,750,000	1,748,837
Santander Consumer Auto Receivables Trust, “B”, Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	1,026,560
Santander Drive Auto Receivables Trust:
“C”, Series 2020-4, 1.01%, 1/15/2026	1,195,000	1,201,931
“C”, Series 2020-3, 1.12%, 1/15/2026	2,000,000	2,017,696
“C”, Series 2020-2, 1.46%, 9/15/2025	1,750,000	1,769,718
“C”, Series 2019-3, 2.49%, 10/15/2025	4,300,000	4,348,384
“C”, Series 2019-1, 3.42%, 4/15/2025	161,628	162,894

“C”, Series 2018-5, 3.81%, 12/16/2024	390,527	391,659
Tesla Auto Lease Trust:
“C”, Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	1,014,572
“B”, Series 2019-A, 144A, 2.41%, 12/20/2022	3,000,000	3,063,760
United Auto Credit Securitization Trust, “B”, Series 2020-1, 144A, 1.47%, 11/10/2022	2,000,000	2,003,714
World Omni Select Auto Trust, “C”, Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,541,173
		68,591,421
Credit Card Receivables 1.4%
Evergreen Credit Card Trust, “C”, Series 2019-2, 144A, 2.62%, 9/15/2024	900,000	918,920
Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024	2,540,000	2,567,690
First National Master Note Trust, “A”, Series 2018-1, 1-month USD-LIBOR + 0.46%, 0.533% (a), 10/15/2024	750,000	750,812
Genesis Sales Finance Master Trust:
“A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,745,374
“A”, Series 2020-AA, 144A, 1.65%, 9/22/2025	500,000	503,458
Mercury Financial Credit Card Master Trust, “A”, Series 2021-1A, 144A, 1.54%, 3/20/2026	3,500,000	3,510,570
Synchrony Credit Card Master Note Trust, “C”, Series 2017-2, 3.01%, 10/15/2025	2,352,000	2,418,229
World Financial Network Credit Card Master Trust:
“A”, Series 2019-B, 2.49%, 4/15/2026	2,000,000	2,042,963
“A”, Series 2019-A, 3.14%, 12/15/2025	2,500,000	2,545,682
		17,003,698
Home Equity Loans 0.2%
NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 1-month USD-LIBOR + 1.05%, 1.142% (a), 12/25/2034	395,501	394,860
People's Choice Home Loan Securities Trust, “A3”, Series 2004-1, 1-month USD-LIBOR + 1.04%, 1.132% (a), 6/25/2034	1,508,945	1,457,245
Renaissance Home Equity Loan Trust:
“AF1”, Series 2006-4, 5.545%, 1/25/2037	57,490	28,635
“AF1”, Series 2007-2, 5.893%, 6/25/2037	340,249	133,991
Southern Pacific Secured Asset Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	420	438
		2,015,169
Miscellaneous 9.6%
Apidos CLO XXXII, “A2”, Series 2019-32A, 144A, 3-month USD-LIBOR + 1.65%, 1.838% (a), 1/20/2033	2,500,000	2,506,190
Applebee's Funding LLC, “A2I”, Series 2019-1A, 144A, 4.194%, 6/7/2049	2,779,000	2,848,280
Atrium XIII, “A2”, Series 13A, 144A, 3-month USD-LIBOR + 1.25%, 1.423% (a), 11/21/2030	2,250,000	2,250,036
Atrium XIV LLC, “B”, Series 14A, 144A, 3-month USD-LIBOR + 1.7%, 1.884% (a), 8/23/2030	4,250,000	4,250,174
Babson CLO Ltd.:
“BR”, Series 2015-IA, 144A, 3-month USD-LIBOR + 1.4%, 1.588% (a), 1/20/2031	2,000,000	1,979,372
“A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 1.623% (a), 7/23/2030	1,500,000	1,500,168
“BR”, Series 2014-IA, 144A, 3-month USD-LIBOR + 2.2%, 2.388% (a), 7/20/2025	500,000	500,198
Battalion CLO XV Ltd., “B”, Series 2020-15A, 144A, 3-month USD-LIBOR + 1.7%, 1.89% (a), 1/17/2033	5,000,000	5,004,160
Carlyle Global Market Strategies CLO Ltd., “BR2”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.4%, 1.59% (a), 4/17/2031	4,000,000	3,978,568
CF Hippolyta LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	919,000	926,802
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	2,545,010	2,586,917
Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 1-month USD-LIBOR + 0.14%, 0.213% (a), 1/15/2037	1,060,305	1,022,648

Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 3.114%, 12/25/2036	2,042,937	2,036,055
DB Master Finance LLC, “A2I”, Series 2019-1A, 144A, 3.787%, 5/20/2049	1,562,175	1,582,436
Dell Equipment Finance Trust:
“C”, Series 2020-2, 144A, 1.37%, 1/22/2024	1,500,000	1,519,214
“C”, Series 2019-2, 144A, 2.18%, 10/22/2024	1,500,000	1,517,619
“D”, Series 2019-1, 144A, 3.45%, 3/24/2025	1,600,000	1,622,265
“C”, Series 2018-2, 144A, 3.72%, 10/22/2023	2,000,000	2,014,490
Domino's Pizza Master Issuer LLC, “A2”, Series 2019-1A, 144A, 3.668%, 10/25/2049	1,975,000	2,136,239
Dryden 50 Senior Loan Fund, “B”, Series 2017-50A, 144A, 3-month USD-LIBOR + 1.650%, 1.834% (a), 7/15/2030	500,000	500,017
Dryden XXVIII Senior Loan Fund, “A2LR”, Series 2013-28A, 144A, 3-month USD-LIBOR + 1.65%, 1.806% (a), 8/15/2030	2,000,000	2,000,328
Flatiron CLO Ltd., “B”, Series 2018-1A, 144A, 3-month USD-LIBOR + 1.35%, 1.54% (a), 4/17/2031	2,500,000	2,500,033
Hilton Grand Vacations Trust:
“A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	611,962	629,259
“B”, Series 2017-AA, 144A, 2.96%, 12/26/2028	452,582	461,848
HPEFS Equipment Trust:
“C”, Series 2020-2A, 144A, 2.0%, 7/22/2030	1,610,000	1,642,537
“C”, Series 2019-1A, 144A, 2.49%, 9/20/2029	860,000	873,859
LCM LP, “BR2”, Series 16A, 144A, 3-month USD-LIBOR + 1.75%, 1.934% (a), 10/15/2031	2,120,000	2,118,836
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	489,960	489,177
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	383,870	391,188
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	984,377	995,169
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	383,870	395,827
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	1,871,605	1,923,442
Neuberger Berman CLO XVII Ltd., “A2R2”, Series 2014-18A, 144A, 3-month USD-LIBOR + 1.7%, 1.886% (a), 10/21/2030	1,800,000	1,800,387
Neuberger Berman Loan Advisers CLO Ltd.:
“B”, Series 2018-27A, 144A, 3-month USD-LIBOR + 1.4%, 1.584% (a), 1/15/2030	6,000,000	6,000,084
“A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 1.59% (a), 10/19/2031	2,000,000	2,000,004
NRZ Excess Spread-Collateralized Notes, “A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	836,710	844,591
Octagon Investment Partners XVI Ltd., “BR”, Series 2013-1A, 144A, 3-month USD-LIBOR + 1.6%, 1.79% (a), 7/17/2030	9,000,000	8,980,362
Regatta XVIII Funding Ltd., “B”, Series 2021-1A, 144A, 3-month USD-LIBOR + 1.45%, 1.541% (a), 1/15/2034	3,000,000	2,999,991
RR 17 Ltd., “B”, Series 2021-17A, 144A, 3-month USD-LIBOR + 1.9%, 2.04% (a), 7/15/2034	7,000,000	6,999,972
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	820,396	833,688
Taco Bell Funding LLC, “A2I”, Series 2018-1A, 144A, 4.318%, 11/25/2048	3,900,000	3,908,346
Towd Point Mortgage Trust, “A1”, Series 2019-MH1, 144A, 3.0%, 11/25/2058	1,365,267	1,389,897
Transportation Finance Equipment Trust:
“A4”, Series 2019-1, 144A, 1.88%, 3/25/2024	1,500,000	1,534,160
“C”, Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,274,960
Venture XXVIII CLO Ltd., “A2”, Series 2017-28A, 144A, 3-month USD-LIBOR + 1.11%, 1.298% (a), 7/20/2030	1,000,000	998,672

Voya CLO Ltd.:
“A1R”, Series 2015-1A, 144A, 3-month USD-LIBOR + 0.9%, 1.09% (a), 1/18/2029	2,846,154	2,846,166
“A1RR”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.02%, 1.21% (a), 4/17/2030	6,906,473	6,907,226
“A3R”, Series 2016-3A, 144A, 3-month USD-LIBOR + 1.75%, 1.94% (a), 10/18/2031	4,500,000	4,501,098
“A2AR”, Series 2012-4A, 144A, 3-month USD-LIBOR + 1.9%, 2.084% (a), 10/15/2030	6,000,000	5,997,108
Zais CLO13 Ltd., “A1A”, Series 2019-13A, 144A, 3-month USD-LIBOR + 1.49%, 1.674% (a), 7/15/2032	2,500,000	2,503,913
		119,023,976
Student Loans 0.4%
SLM Student Loan Trust, “A6”, Series 2004-1, 144A, 3-month USD-LIBOR + 0.75%, 0.926% (a), 7/25/2039	5,500,000	5,463,260
Total Asset-Backed (Cost $210,134,703)		212,097,524

Commercial Mortgage-Backed Securities 10.9%
20 Times Square Trust, “B”, Series 2018-20TS, 144A, 3.203% (a), 5/15/2035	2,500,000	2,524,699
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 1.503% (a), 6/15/2035	3,500,000	3,497,748
BAMLL Commercial Mortgage Securities Trust:
“B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 1.223% (a), 9/15/2034	3,500,000	3,498,954
“C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.423% (a), 9/15/2034	1,000,000	998,799
BBCMS Mortgage Trust, “A”, Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 0.795% (a), 3/15/2037	4,000,000	3,975,064
BBCMS Trust, “D”, Series 2013-TYSN, 144A, 3.631%, 9/5/2032	2,150,000	2,144,358
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.34%, 1.413% (a), 10/15/2034	1,500,000	1,500,943
BHMS Mortgage Trust, “A”, Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.25%, 1.323% (a), 7/15/2035	2,500,000	2,501,526
BPR Trust, “C”, Series 2021-KEN, 144A, 1-month USD-LIBOR + 2.55%, 2.623% (a), 2/15/2029	1,431,100	1,431,832
BX Commercial Mortgage Trust:
“C”, Series 2018-IND, 144A, 1-month USD-LIBOR + 1.1%, 1.173% (a), 11/15/2035	1,160,527	1,160,904
“B”, Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 1.373% (a), 4/15/2034	3,500,000	3,497,894
“D”, Series 2018-IND, 144A, 1-month USD-LIBOR + 1.3%, 1.373% (a), 11/15/2035	350,000	350,272
“D”, Series 2020-VKNG, 144A, 1-month USD-LIBOR + 1.7%, 1.773% (a), 10/15/2037	1,680,000	1,679,999
BXP Trust:
“A”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 0.923% (a), 11/15/2034	500,000	495,519
“B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 1.173% (a), 11/15/2034	3,960,000	3,842,205
CHT Mortgage Trust, “A”, Series 2017-CSMO, 144A, 1-month USD-LIBOR + 0.93%, 1.003% (a), 11/15/2036	1,200,000	1,201,116
Citigroup Commercial Mortgage Trust:
“A3”, Series 2016-C2, 2.575%, 8/10/2049	2,000,000	2,086,423
“AS”, Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,556,917
“B”, Series 2019-PRM, 144A, 3.644%, 5/10/2036	2,005,000	2,127,436
“B”, Series 2013-GC11, 3.732%, 4/10/2046	500,000	520,108
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036	869,349	919,790
“C”, Series 2019-SMRT, 144A, 4.682%, 1/10/2036	3,000,000	3,213,927
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 1-month USD-LIBOR + 2.1%, 2.173% (a), 11/15/2037	4,914,953	4,933,441

COMM Mortgage Trust:
“AM”, Series 2013-CR6, 144A, 3.147%, 3/10/2046	1,200,000	1,231,567
“AM”, Series 2013-LC6, 3.282%, 1/10/2046	1,500,000	1,549,226
“B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	2,800,000	2,871,156
“B”, Series 2013-CR10, 144A, 5.064%, 8/10/2046	2,850,000	3,052,337
Credit Suisse Mortgage Trust:
“B”, Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 2.073% (a), 10/15/2037	2,756,000	2,773,215
“A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 3.25% (a), 12/15/2035	1,500,000	1,526,448
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	1,056,881
DBCG Mortgage Trust, “A”, Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.7%, 0.773% (a), 6/15/2034	3,920,000	3,920,000
DBGS Mortgage Trust, “B”, Series 2018-5BP, 144A, 1-month USD-LIBOR + 0.83%, 1.053% (a), 6/15/2033	2,500,000	2,500,794
DBWF Mortgage Trust, “C”, Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.75%, 1.843% (a), 12/19/2030	250,000	249,920
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P”, Series KL05, Interest Only, 1.024% (a), 6/25/2029	17,800,000	1,195,733
“X1”, Series K058, Interest Only, 1.051% (a), 8/25/2026	23,227,825	977,843
“X1”, Series K722, Interest Only, 1.439% (a), 3/25/2023	13,762,310	216,939
Fontainebleau Miami Beach Trust, “D”, Series 2019-FBLU, 144A, 4.095% (a), 12/10/2036	5,000,000	5,240,426
Freddie Mac Multifamily Structured Credit Risk:
“M1”, Series 2021-MN1, 144A, 30-day average SOFR + 2.0%, 2.018% (a), 1/25/2051	1,167,100	1,175,352
“M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 3.768% (a), 1/25/2051	1,808,000	1,916,294
FREMF Mortgage Trust, “B”, Series 2012-K23, 144A, 3.782% (a), 10/25/2045	1,750,000	1,808,209
GS Mortgage Securities Trust, “AS”, Series 2013-GC13, 144A, 4.221% (a), 7/10/2046	1,000,000	1,058,420
GSCG Trust, “C”, Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	1,019,443
Hawaii Hotel Trust, “A”, Series 2019-MAUI, 144A, 1-month USD-LIBOR + 1.15%, 1.223% (a), 5/15/2038	1,000,000	1,004,251
Hilton Orlando Trust, “A”, Series 2021-ORL, 144A, 1-month USD-LIBOR + 0.92%, 0.993% (a), 12/15/2034	2,500,000	2,501,482
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 1.423% (a), 11/15/2036	3,441,877	3,441,876
IMT Trust, “BFL”, Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.95%, 1.023% (a), 6/15/2034	3,520,562	3,515,699
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.5%, 1.573% (a), 1/15/2033	2,260,000	2,265,119
KKR Industrial Portfolio Trust, “E”, Series 2021-KDIP, 144A, 1-month USD-LIBOR + 1.55%, 1.623% (a), 12/15/2037	625,000	624,037
Morgan Stanley Bank of America Merrill Lynch Trust, “300B”, Series 2014-C18, 3.996%, 8/15/2031	750,000	792,244
Morgan Stanley Capital I Trust:
“A”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 0.9%, 0.973% (a), 7/15/2035	1,217,000	1,217,736
“B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 1.273% (a), 7/15/2035	1,568,800	1,569,263
MRCD Mortgage Trust, “C”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	5,104,073
MTRO Commercial Mortgage Trust:
“C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.373% (a), 12/15/2033	250,000	248,542
“D”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.8%, 1.873% (a), 12/15/2033	2,500,000	2,491,516
Multifamily Connecticut Avenue Securities Trust, “M7”, Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 1.792% (a), 10/15/2049	2,012,748	2,011,185
Natixis Commercial Mortgage Securities Trust:
“B”, Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 1.026% (a), 7/15/2033	3,500,000	3,480,080
“C”, Series 2018-285M, 144A, 3.917% (a), 11/15/2032	2,000,000	2,049,693
NYT Mortgage Trust, “B”, Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.4%, 1.473% (a), 12/15/2035	500,000	500,338

One New York Plaza Trust:
“AJ”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 1.323% (a), 1/15/2026	2,378,000	2,392,786
“B”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.5%, 1.573% (a), 1/15/2026	1,166,000	1,174,770
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 1.177% (a), 12/15/2050	28,725,681	1,421,674
“XA”, Series 2017-C1, Interest Only, 1.684% (a), 6/15/2050	22,327,634	1,520,744
Wells Fargo Commercial Mortgage Trust:
“C”, Series 2021-SAVE, 144A, 1-month USD-LIBOR + 1.8%, 1.873% (a), 2/15/2040	2,330,732	2,345,165
“D”, Series 2021-SAVE, 144A, 1-month USD-LIBOR + 2.5%, 2.573% (a), 2/15/2040	909,022	918,113
“A”, Series 2019-JWDR, 144A, 2.584% (a), 9/15/2031	200,000	203,346
“A2”, Series 2016-C34, 2.603%, 6/15/2049	435,700	435,654
“A3”, Series 2012-LC5, 2.918%, 10/15/2045	1,985,002	2,025,772
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	175,088	185,472
WFRBS Commercial Mortgage Trust:
“B”, Series 2013-C13, 3.553%, 5/15/2045	4,000,000	4,148,154
“AS”, Series 2014-C24, 3.931%, 11/15/2047	240,000	253,396
Total Commercial Mortgage-Backed Securities (Cost $133,669,635)		134,842,257

Collateralized Mortgage Obligations 3.5%
Angel Oak Mortgage Trust, “A1”, Series 2019-3, 144A, 2.93%, 5/25/2059	1,479,960	1,486,813
Banc of America Mortgage Securities, Inc.:
“2A3”, Series 2005-J, 2.554% (a), 11/25/2035	84,705	81,311
“2A8”, Series 2003-J, 2.626% (a), 11/25/2033	170,118	166,584
“A15”, Series 2006-2, 6.0%, 7/25/2046	8,555	8,391
Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 1.707% (a), 1/25/2034	272,905	260,401
BRAVO Residential Funding Trust:
“A1”, Series 2021-HE1, 144A, 30-day average SOFR + 0.75%, 0.768% (a), 1/25/2070	2,602,599	2,606,184
“A1”, Series 2019-NQM1, 144A, 2.666%, 7/25/2059	1,335,489	1,347,405
Chase Mortgage Reference Notes, “M1”, Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 2.342% (a), 10/25/2057	3,191,209	3,261,197
COLT Funding LLC:
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	1,362,959	1,359,864
“A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	859,767	859,496
COLT Mortgage Loan Trust, “A1”, Series 2020-1, 144A, 2.488%, 2/25/2050	1,199,367	1,206,851
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.242% (a), 9/25/2031	94,935	95,612
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.392% (a), 8/25/2031	146,311	147,320
Countrywide Home Loan Mortgage Pass Through Trust, “5A1”, Series 2005-HY10, 2.929%, 2/20/2036	47,521	38,831
Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0%, 10/25/2019	71,277	70,969
Ellington Financial Mortgage Trust, “A3”, Series 2021-2, 144A, 1.291%, 6/25/2066	983,523	981,222
Fannie Mae Connecticut Avenue Securities:
“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.092% (a), 3/25/2031	208,042	209,635
“1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.35%, 2.442% (a), 1/25/2031	387,544	392,190
Federal Home Loan Mortgage Corp.:
“LB”, Series 4745, 3.25%, 2/15/2043	56,976	56,975
“LA”, Series 1343, 8.0%, 8/15/2022	3,151	3,245
“PK”, Series 1751, 8.0%, 9/15/2024	39,885	43,403
Federal National Mortgage Association:
“DE”, Series 2014-18, 4.0%, 8/25/2042	651,544	682,616
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	2,026,086	230,862
“2”, Series 350, Interest Only, 5.5%, 3/25/2034	72,981	14,252
“1A6”, Series 2007-W8, 6.684% (a), 9/25/2037	433,651	484,610

Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA6, 144A, 30-day average SOFR + 2.0%, 2.018% (a), 12/25/2050	3,000,000	3,031,920
“M2”, Series 2021-DNA3, 144A, 30-day average SOFR + 2.1%, 2.118% (a), 10/25/2033	500,000	510,704
“M2”, Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.15%, 2.242% (a), 12/25/2030	1,350,000	1,365,060
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 2.542% (a), 3/25/2049	613,092	622,628
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 2.742% (a), 1/25/2049	93,103	94,451
FWD Securitization Trust:
“A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	1,561,201	1,582,440
“A1”, Series 2019-INV1, 144A, 2.81%, 6/25/2049	522,560	534,244
GCAT LLC:
“A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	1,283,000	1,280,372
“A1”, Series 2019-NQM1, 144A, 2.985%, 2/25/2059	2,113,123	2,120,489
Government National Mortgage Association:
“IT”, Series 2013-82, Interest Only, 3.5%, 5/20/2043	13,440,441	1,663,679
“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	1,728,626	105,740
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	221,229	52,373
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	307,359	308,942
Imperial Fund Mortgage Trust, “A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	2,321,593	2,319,363
JPMorgan Mortgage Trust, “6A1”, Series 2005-A6, 2.75%, 8/25/2035	194,650	197,047
JPMorgan Wealth Management:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 1.568% (a), 3/25/2051	1,947,335	1,949,345
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.8%, 1.818% (a), 3/25/2051	986,097	986,097
“M4”, Series 2021-CL1, 144A, 30-day average SOFR + 2.75%, 2.768% (a), 3/25/2051	1,093,822	1,093,821
Merrill Lynch Mortgage Investors Trust, “1A”, Series 2004-1, 2.0%, 12/25/2034	9,442	9,622
MFA Trust, “A3”, Series 2019, 144A, 1.262%, 1/25/2056	680,378	677,401
Prudential Home Mortgage Securities Co., Inc., “4B”, Series 1994-A, 144A, 6.73%, 4/28/2024	783	794
Residential Accredit Loans, Inc., “A1”, Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products, Inc.:
“A5”, Series 2005-SL1, 6.5%, 5/25/2032	80,314	75,522
“A4”, Series 2004-SL4, 7.0%, 7/25/2032	66,965	66,912
“A3”, Series 2004-SL3, 7.5%, 12/25/2031	100,490	98,204
Sequoia Mortgage Trust:
“2A1”, Series 2013-1, 1.855%, 2/25/2043	570,322	570,782
“A10”, Series 2019-CH3, 144A, 4.0%, 9/25/2049	258,760	259,053
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.192% (a), 9/25/2048	540,541	547,648
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	1,235,869	1,235,823
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	1,172,596	1,171,304
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	1,546,680	1,563,156
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	273,593	277,046
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	254,887	257,007
“A1”, Series 2019-INV2, 144A, 2.913%, 7/25/2059	467,157	474,948
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25%, 10/25/2033	292,298	300,508
Total Collateralized Mortgage Obligations (Cost $44,030,174)		43,500,810

Government & Agency Obligations 14.4%
Other Government Related (e) 1.2%
Corp. Andina de Fomento:
2.375%, 5/12/2023	4,000,000	4,130,840
4.375%, 6/15/2022	2,000,000	2,071,840
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	2,186,000	2,235,404
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	2,000,000	2,082,768
Gazprom PJSC:
144A, 2.95%, 1/27/2029	2,000,000	1,960,000
144A, 4.95%, 7/19/2022	500,000	520,000
Vnesheconombank:
144A, 5.942%, 11/21/2023	500,000	547,850
144A, 6.025%, 7/5/2022	1,500,000	1,575,000
		15,123,702
Sovereign Bonds 1.0%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025 (b)	1,896,000	2,014,409
Export-Import Bank of Korea, 3.5%, 11/27/2021	1,455,000	1,472,896
Government of Malaysia, 144A, 3.043%, 4/22/2025	1,000,000	1,074,300
Republic of Namibia, 144A, 5.5%, 11/3/2021	1,500,000	1,516,815
Republic of Paraguay, 144A, 4.625%, 1/25/2023	1,000,000	1,052,510
Republic of Turkey, 5.6%, 11/14/2024	1,000,000	1,027,024
Saudi Government International Bond, 144A, 4.0%, 4/17/2025	2,000,000	2,207,500
State of Qatar, 144A, 3.4%, 4/16/2025	2,000,000	2,177,900
		12,543,354
U.S. Treasury Obligations 12.2%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/2023	11,566,500	12,084,508
U.S. Treasury Notes:
0.125%, 1/31/2023	20,000,000	19,980,469
0.125%, 9/15/2023	30,000,000	29,889,844
0.25%, 5/31/2025	20,000,000	19,664,062
1.375%, 6/30/2023	20,000,000	20,449,219
1.875%, 3/31/2022	5,000,000	5,067,187
2.25%, 4/15/2022	5,000,000	5,085,547
2.25%, 11/15/2024	10,000,000	10,571,094
2.5%, 1/15/2022	7,000,000	7,091,875
2.5%, 2/15/2022	5,000,000	5,076,172
2.625%, 12/15/2021	5,000,000	5,058,398
2.75%, 7/31/2023	10,000,000	10,516,406
		150,534,781
Total Government & Agency Obligations (Cost $177,841,667)		178,201,837

Short-Term U.S. Treasury Obligations 0.2%
U.S. Treasury Bills:
0.058% (f), 5/19/2022 (g)	1,600,000	1,599,012
0.062% (f), 6/16/2022	1,590,000	1,588,841
Total Short-Term U.S. Treasury Obligations (Cost $3,188,212)		3,187,853
	Shares	Value ($)

Exchange-Traded Funds 1.0%
iShares 0-5 Year High Yield Corporate Bond ETF (b)	25,000	1,151,500

SPDR Bloomberg Barclays Short Term High Yield Bond ETF	379,610	10,469,644
Xtrackers Short Duration High Yield Bond ETF (b) (h)	5,250	252,709
Total Exchange-Traded Funds (Cost $10,466,532)		11,873,853

Common Stocks 0.0%
Answers Corp.* (i) (Cost $256,895)	2,220	0

Warrants 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022* (i) (Cost $713,520)	6,166	0

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (j) (k) (Cost $8,163,523)	8,163,523	8,163,523

Cash Equivalents 4.4%
DWS Central Cash Management Government Fund, 0.02% (j)	54,552,048	54,552,048
DWS ESG Liquidity Fund "Capital Shares", 0.09% (j)	12,116	12,115
Total Cash Equivalents (Cost $54,564,156)		54,564,163

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,218,251,054)	100.0	1,239,535,306
Other Assets and Liabilities, Net	0.0	84,313
Net Assets	100.0	1,239,619,619
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Exchange-Traded Funds 0.0%
Xtrackers Short Duration High Yield Bond ETF (h)
241,570	—	—	—	11,139	11,194	—	5,250	252,709
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (j) (k)
12,380,855	—	4,217,332 (l)	—	—	7,824	—	8,163,523	8,163,523
Cash Equivalents 4.4%
DWS Central Cash Management Government Fund, 0.02% (j)
51,335,095	442,550,215	439,333,262	—	—	22,543	—	54,552,048	54,552,048
DWS ESG Liquidity Fund "Capital Shares", 0.09% (j)
12,105	13	—	—	(3)	15	—	12,116	12,115
63,969,625	442,550,228	443,550,594	—	11,136	41,576	—	62,732,937	62,980,395
*	Non-income producing security.
(a)	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $7,914,420, which is 0.6% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued security.

(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At June 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DBX Advisors LLC.
(i)	Investment was valued using significant unobservable inputs.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(k)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2021	216	28,475,445	28,620,000	(144,555)
5 Year U.S. Treasury Note	USD	9/30/2021	330	40,782,591	40,731,797	50,794
Ultra 10 Year U.S. Treasury Note	USD	9/21/2021	90	13,049,769	13,248,282	(198,513)
Total net unrealized depreciation						(292,274)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$592,821,519	$—	$592,821,519
Mortgage-Backed Securities Pass-Throughs	—	281,967	—	281,967
Asset-Backed (a)	—	212,097,524	—	212,097,524
Commercial Mortgage-Backed Securities	—	134,842,257	—	134,842,257
Collateralized Mortgage Obligations	—	43,500,810	—	43,500,810
Government & Agency Obligations (a)	—	178,201,837	—	178,201,837
Short-Term U.S. Treasury Obligations	—	3,187,853	—	3,187,853
Exchange-Traded Funds	11,873,853	—	—	11,873,853
Common Stocks	—	—	0	0
Warrants	—	—	0	0
Short-Term Investments (a)	62,727,686	—	—	62,727,686
Derivatives (b)
Futures Contracts	50,794	—	—	50,794
Total	$74,652,333	$1,164,933,767	$0	$1,239,586,100
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(343,068)	$—	$—	$(343,068)
Total	$(343,068)	$—	$—	$(343,068)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$ (292,274)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSDF-PH3
R-080548-1 (1/23)